Subsequent Events (Narrative) (Details) $ / shares in Units, $ in Thousands						12 Months Ended
	Jan. 29, 2026 USD ($) Vessels $ / shares	Jan. 15, 2026 USD ($) $ / shares	Nov. 24, 2025 $ / shares	Feb. 25, 2025 USD ($) shares	Feb. 08, 2024 Item	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Feb. 26, 2026 USD ($) $ / shares
Subsequent Event [Line Items]
Preferred Stock, Dividends per share | $ / shares						$ 2.21875	$ 2.21875	$ 2.21875
Return of capital from equity method investment						$ 3,505	$ 0	$ 0
Number of vessels in agreement to acquire | Item					2
Genco Shipping And Trading [Member]
Subsequent Event [Line Items]
Proposed price per share in cash | $ / shares			$ 20.60
Restricted Stock [Member]
Subsequent Event [Line Items]
Number of restricted awards | shares				7,750,000
Value of restriced shares				$ 20,073
Restricted Stock [Member] | Share Based Compensation Award Tranche One [Member]
Subsequent Event [Line Items]
Number of restricted awards | shares				1,850,000
Vesting period (in years)				3 years
Restricted Stock [Member] | Share Based Compensation Award Tranche Two [Member]
Subsequent Event [Line Items]
Number of restricted awards | shares				5,900,000
Vesting period (in years)				6 years
Subsequent Events [Member]
Subsequent Event [Line Items]
Return of capital from equity method investment	$ 3,675
Dividends payable amount per share | $ / shares									$ 0.01
Subsequent Events [Member] | Genco Shipping And Trading [Member]
Subsequent Event [Line Items]
Proposed price per share in cash | $ / shares	$ 23.50
Number of vessels in agreement to acquire | Vessels	16
Purchase price of vessel acquired	$ 470,500
Subsequent Events [Member] | DNB Carnegie And Nordea [Member] | Genco Shipping And Trading [Member]
Subsequent Event [Line Items]
Committed facility									$ 1,433,000
Subsequent Events [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends per share | $ / shares		$ 0.5546875
Dividends, Preferred Stock		$ 1,442